Financial income and expenses (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 24, 2017	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income [Abstract]
Interest income from loans and credits			$ 3,665	$ 36,296	$ 325
Interest rates benefits derivatives: cash flow hedges			456	148	682
Total			4,121	36,444	1,007
Financial expenses [Abstract]
Expenses due to interest - Loans from credit entities			(259,416)	(256,736)	(253,660)
Expenses due to interest - Other debts			(89,256)	(100,057)	(137,562)
Interest rates losses derivatives: cash flow hedges			(59,318)	(68,226)	(72,495)
Total			(407,990)	(425,019)	(463,717)
Non-monetary financial income		$ 36,600
Other financial income / (expenses) [Abstract]
Dividend from ACBH (Brazil)			0	0	10,383
Other financial income			14,152	14,431	28,809
Other financial losses			(15,305)	(22,666)	(20,758)
Total			(1,153)	(8,235)	18,434
Dividend payable to subsidiary retained	$ 10,400
Liberty [Member]
Financial expenses [Abstract]
Increase in amortized cost			$ 16,000	$ 23,000
Abengoa [Member]
Other financial income / (expenses) [Abstract]
Other financial income resulting from termination of currency swap agreement					$ 16,200